Shareholders' Equity (Details) - Schedule of Composed Of Common Stock and Non-Voting Common Stock - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composed Of Common Stock And Non Voting Common Stock Abstract
Common stock, Authorized	30,000,000	11,009,315
Common stock, Issued and outstanding	17,379,861	2,050,404
Non-voting Common stock, Authorized	2,803,774	2,803,774
Non-voting Common stock, Issued and outstanding		1,783,773